Capital management (Details 1) - KRW (₩) ₩ in Thousands		Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Face value		₩ 21,429,720	₩ 6,064,000
Carrying amount		₩ 15,983,462	5,872,956
Secured Borrowings [Member]
IfrsStatementLineItems [Line Items]
Interest rate		1.75%
Maturity date		Dec. 20, 2025
Face value			500,000
Carrying amount			500,000
Secured Borrowings One [Member]
IfrsStatementLineItems [Line Items]
Interest rate		2.39%
Maturity date		Sep. 16, 2025
Face value			100,000
Carrying amount			18,720
Secured Borrowings Two [Member]
IfrsStatementLineItems [Line Items]
Interest rate	[1]	6.78%
Maturity date	[1]	Feb. 27, 2026
Face value	[1]	₩ 1,000,000	1,000,000
Carrying amount	[1]	₩ 1,000,000	1,000,000
Secured Borrowings Three [Member]
IfrsStatementLineItems [Line Items]
Interest rate	[2]	4.69%
Maturity date	[2]	Jun. 26, 2026
Face value	[2]	₩ 1,000,000	1,000,000
Carrying amount	[2]	₩ 1,000,000	1,000,000
Secured Borrowings Four [Member]
IfrsStatementLineItems [Line Items]
Interest rate	[3]	4.98%
Maturity date	[3]	Dec. 02, 2026
Face value	[3]	₩ 400,000	400,000
Carrying amount	[3]	₩ 400,000	400,000
Unsecured Borrowings [Member]
IfrsStatementLineItems [Line Items]
Interest rate		4.60%
Maturity date		Dec. 04, 2028
Face value		₩ 2,000,000
Carrying amount		₩ 1,533,699
Unsecured Borrowings One [Member]
IfrsStatementLineItems [Line Items]
Interest rate		4.60%
Maturity date		Dec. 11, 2028
Face value		₩ 1,000,000
Carrying amount		₩ 762,216
Unsecured Borrowings Two [Member]
IfrsStatementLineItems [Line Items]
Interest rate		4.60%
Maturity date		Dec. 29, 2028
Face value		₩ 280,000
Carrying amount		₩ 212,692
Unsecured Borrowings Three [Member]
IfrsStatementLineItems [Line Items]
Interest rate		4.60%
Maturity date		Dec. 31, 2026
Face value		₩ 700,000	700,000
Carrying amount		₩ 700,000	700,000
Unsecured Borrowings Four [Member]
IfrsStatementLineItems [Line Items]
Interest rate		4.60%
Maturity date		Dec. 31, 2026
Face value		₩ 2,200,000	2,200,000
Carrying amount		₩ 2,200,000	2,090,236
Unsecured Borrowings Five [Member]
IfrsStatementLineItems [Line Items]
Interest rate		4.60%
Maturity date		Dec. 31, 2026
Face value		₩ 164,000	164,000
Carrying amount		₩ 164,000	164,000
Secured Bank Loans [Member]
IfrsStatementLineItems [Line Items]
Interest rate	[4]	3.00%
Maturity date	[4]	May 08, 2026
Face value	[4]	₩ 490,000
Carrying amount	[4]	₩ 490,000
Secured Bank Loans One [Member]
IfrsStatementLineItems [Line Items]
Interest rate	[5]	12.33%
Maturity date	[5]	Mar. 23, 2026
Face value	[5]	₩ 800,000
Carrying amount	[5]	₩ 785,000
Secured Bank Loans Two [Member]
IfrsStatementLineItems [Line Items]
Interest rate	[6]	5.84%
Maturity date	[6]	Jul. 17, 2026
Face value	[6]	₩ 300,000
Carrying amount	[6]	₩ 277,687
Secured Bank Loans Three [Member]
IfrsStatementLineItems [Line Items]
Maturity date	[7]	Sep. 24, 2026
Face value	[7]	₩ 3,000,000
Carrying amount	[7]	₩ 3,000,000
Unsecured Borrowings Six [Member]
IfrsStatementLineItems [Line Items]
Interest rate		4.60%
Maturity date		Dec. 31, 2026
Face value		₩ 248,500
Carrying amount		₩ 247,500
Unsecured Borrowings Seven [Member]
IfrsStatementLineItems [Line Items]
Interest rate		4.60%
Maturity date		Dec. 25, 2027
Face value		₩ 220,000
Carrying amount		₩ 212,955
Unsecured Borrowings Eight [Member]
IfrsStatementLineItems [Line Items]
Interest rate		4.60%
Maturity date		Mar. 31, 2026
Face value		₩ 26,680
Carrying amount		₩ 26,680
Unsecured Borrowings Nine [Member]
IfrsStatementLineItems [Line Items]
Interest rate		4.60%
Maturity date		Dec. 27, 2025
Face value		₩ 1,000,000
Carrying amount		₩ 500,000
Unsecured Borrowings Ten [Member]
IfrsStatementLineItems [Line Items]
Interest rate		0.00%
Maturity date		May 13, 2026
Face value		₩ 3,730,740
Carrying amount		₩ 318,683
Unsecured Borrowings Eleven [Member]
IfrsStatementLineItems [Line Items]
Interest rate		0.00%
Maturity date		Jan. 30, 2027
Face value		₩ 2,869,800
Carrying amount		₩ 2,152,350

[1]	As of December 31, 2025, the Company is provided a guarantee of Korean Won 1,200,000 thousand (2024: Korean Won 1,200,000 thousand) from CEO of Play F&B.
[2]	As of December 31, 2025, the Company is provided a guarantee of Korean Won 900,000 thousand (2024: Korean Won 900,000 thousand) by Korea Credit Guarantee Fund.
[3]	As of December 31, 2025, the Company is provided a building as collateral of Korean Won 480,000 thousand (2024: Korean Won 480,000 thousand) by CEO of Play F&B.
[4]	The Company has received a payment guarantee of Korean Won 441,000 thousand from Korea Credit Guarantee Fund as of December 31, 2025.
[5]	The Company is provided a joint guarantee of Korean Won 960,000 thousand by CEO of The Lamp as of December 31, 2025.
[6]	As of December 31, 2025, the Company is provided a joint and several guarantee of Korean Won 330,000 thousand by CEO of Solaire.
[7]	As of December 31, 2025, Solaire is provided a joint and several guarantee of Korean Won 3,600,000 thousand by CEO of Solaire. Also, land and buildings owned by unrelated third parties, with a pledged amount of Korean Won 3,000,000 thousand, are provided as collateral for the secured borrowings.